Income Taxes - Schedule of a Reconciliation of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of a Reconciliation of Income Tax Expense [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of non-PRC entities not subject to PRC tax	(22.80%)	2.80%	5.20%
Effect of deregistration of a subsidiary	(1.90%)
Permanent difference	(4.60%)		(0.10%)
Tax holiday effect	(0.30%)	6.50%	(5.90%)
Effective tax rate	(4.60%)	34.30%	24.20%